PROPERTY AND EQUIPMENT (Details Textual) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 340	$ 0	$ 81	$ 538